Organization and Description of the Business (Details) $ in Millions			9 Months Ended
	May 09, 2019 USD ($) shares	Apr. 24, 2017	Sep. 30, 2019
Reverse stock split ratio			0.0714
C3J [Member]
Number of shares issued per common stock outstanding | shares	0.6906
Reverse stock split ratio	0.0714
Anticipated purchase of common shares upon completion of merger | $	$ 10.0
Percentage of ownership	76.00%
AmpliPhi Biosciences Corporation [Member]
Reverse stock split ratio		10
Percentage of ownership	24.00%